Fair Value of Retained Interests (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Annual prepayment rate:
Impact of 10% adverse change	₨ 1.3	$ 0	₨ 1.7
Impact of 20% adverse change	2.5	0	3.3
Expected credit losses:
Impact of 10% adverse change	1.8	0	2.3
Impact of 20% adverse change	₨ 3.6	$ 0	₨ 4.5